Property, plant and equipment, net	12 Months Ended
Mar. 31, 2012
Property, plant and equipment, net

9. Property, plant and equipment, net

	As of March 31,
	2011		2012
	(In millions)
Land	Rs.	658	Rs.	921	US$	18
Leasehold improvements		1,183		1,405		28
Buildings		6,459		8,637		170
Plant and machinery		125,934		181,235		3,561
Computers		7,835		8,854		174
Motor vehicles		8		7		—
Furniture and fixtures		1,485		1,806		35

Property, plant and equipment at cost		143,562		202,865		3,986
Less: Accumulated depreciation		(53,561)		(72,761)		(1,430)

		90,001		130,104		2,556
Add: Construction in progress		17,837		10,989		216

Property, plant and equipment, net		107,838		141,093		2,772

As of March 31, 2011 and 2012, plant and machinery include IRU’s as follows:

	As of March 31,
	2011		2012
	(In millions)
IRUs	Rs.	18,912	Rs.	23,745	US$	467
Accumulated amortization		(6,151)		(8,243)		(162)

IRUs, net		12,761		15,502		305

Depreciation expense of Rs. 12,999 million, Rs. 12,908 million and Rs. 16,781 million (US$ 330 million) in fiscals 2010, 2011 and 2012 respectively includes IRU amortization expense of Rs. 1,195 million, Rs. 1,236 million and Rs. 1,485 million (US$ 29 million), respectively.

The estimated amortization of IRU’s for each of the five fiscal years subsequent to March 31, 2012 is as follows:

	Year ending March 31,
	(In millions)
2013	Rs.	1,627	US$	32
2014		1,627		32
2015		1,621		32
2016		1,609		32
2017		1,567		31
Thereafter		7,451		146

Interest expense of Rs. 582 million, Rs. 646 million and Rs. 489 million (US$ 10 million) was capitalized during fiscals 2010, 2011 and 2012 respectively.

As of March 31, 2012, property, plant and equipment include Rs. 1,310 million (US$ 26 million) under capital leases. The accumulated depreciation on leased assets is Rs. 967 million (US$ 19 million).

Asset retirement obligations

The Company’s asset retirement obligations for fiscals 2011 and 2012 relate to the costs associated with the removal of long-lived assets mainly cables and certain other telecommunication equipment when they will be retired.

The following is a reconciliation of the asset retirement obligations for fiscals 2011 and 2012.

	2011		2012
	(In millions)
Asset retirement obligations, April 1,	Rs.	546	Rs.	632	US$	12
Liabilities incurred during the year		57		48		1
Accretion expense		36		24		1
Foreign currency translation adjustments		(7)		94		2

Asset retirement obligations, March 31,		632		798		16